Summary of Material Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2025
Summary of Material Accounting Policies [Abstract]
Schedule of Subsidiaries

Details of subsidiaries as of December 31, 2025 and June 30, 2025 were as follows:

Subsidiaries	% of legal ownership Dec 31, 2025	% of legal ownership Jun 30, 2025	Country of Incorporation	Principal business activities
Australian Oilseeds Pty Ltd.	100%	100%	Australia	Investment

Australian Oilseeds Investments Pty Ltd	82.7%	82.7%	Australia	Oilseeds crushing business

Cowcumbla Investments Pty Ltd.	82.7%	82.7%	Australia	Investment

Good Earth Oils Pty Ltd.	100%	100%	Australia	Marketing and Distribution

EDOC Acquisition Corp	100%	100%	Cayman Islands	SPAC

The carrying amount of the Company’s investment in the subsidiary and the equity of the subsidiary is eliminated on consolidation.